UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2018

Date of reporting period:  October 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments October 31, 2017 (Unaudited)

Coho Relative Value Equity Fund

		Shares	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 14.7%
Dollar General		302,939	$24,489,589
Lowe's Companies		318,803	25,488,300
Omnicom Group		263,515	17,705,573
Ross Stores		176,144	11,183,382
			78,866,844
Consumer Staples - 16.5%
CVS Health		289,090	19,811,338
JM Smucker		201,262	21,343,835
Kroger		808,360	16,733,052
Philip Morris International		184,679	19,324,810
Procter & Gamble		133,327	11,511,453
			88,724,488
Energy - 8.9%
Chevron		134,160	15,547,802
Occidental Petroleum		263,957	17,043,704
Royal Dutch Shell - ADR		239,024	15,065,683
			47,657,189
Financials - 13.2%
Aflac		274,009	22,986,615
Marsh & McLennan Companies		276,588	22,384,267
State Street		277,338	25,515,096
			70,885,978
Health Care - 25.3% #
Abbott Laboratories		467,274	25,340,269
AmerisourceBergen		163,324	12,567,782
Amgen		128,550	22,524,531
Becton, Dickinson & Co.		94,294	19,676,329
Johnson & Johnson		82,233	11,464,102
Merck & Co.		296,319	16,324,214
UnitedHealth Group		131,573	27,659,276
			135,556,503
Industrials - 10.6%
3	M	61,321	14,115,481
Illinois Tool Works		163,548	25,598,533
W.W. Grainger		87,781	17,354,304
			57,068,318
Information Technology - 7.1%
Automatic Data Processing		155,321	18,057,620
Microchip Technology		212,863	20,179,412
			38,237,032

Total Common Stocks			516,996,352
(Cost $470,165,400)

SHORT-TERM INVESTMENT - 3.4%
Invesco Treasury Portfolio, Institutional Class, 0.94% ^
(Cost $18,319,646)		18,319,646	18,319,646

Total Investments - 99.7%
(Cost $488,485,046)			535,315,998
Other Assets and Liabilites, Net - 0.3%			1,491,188
Total Net Assets - 100.0%			$536,807,186

#
As of October 31, 2017, the Fund had a significant portion of its assets invested in this sector.  The Health Care sector may be more greatly impacted by changes in litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

^	The rate shown is the annualized seven day effective yield as of October 31, 2017.
ADR - American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$516,996,352	$–	$–	$516,996,352
Short-Term Investment	18,319,646	–	–	18,319,646
Total Investments	$535,315,998	$–	$–	$535,315,998

Transfers between Levels are recognized at the end of the reporting period.  During the period ended October 31, 2017, the Fund recognized no transfers to/from any Levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at October 31, 2017 was as follows:

Coho Relative
Value Equity Fund

Cost of investments	$488,485,046

Gross unrealized appreciation	76,229,731
Gross unrealized depreciation	(29,398,779)
Net unrealized appreciation	$46,830,952

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  December 29, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  December 29, 2017